Revenues - Summary of revenues statements of operations (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenues	$ 19,408,005	$ 23,619,205
Time charter revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,462,503	4,890,224
Voyage charter revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	14,087,390	18,148,252
Other Operating Income [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 858,112	$ 580,729